Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 30, 2012
Condensed Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 2,233	$ 2,456
Property, Plant, and equipment, accumulated depreciation	133,283	128,208
Intangible assets, accumulated amortization	$ 208,177	$ 196,878
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	58,313,868	58,313,868
Common stock, shares outstanding	58,077,031	58,077,031
Treasury stock, shares	236,837	236,837